Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Balance Sheet Information Related To Operating Leases

The balance sheet information related to our operating leases were as follows as of December 31, 2020 and 2019:

	Classification on the Consolidated Balance Sheet	December 31, 2020	December 31, 2019
Assets:
Operating lease	Other assets	$2,678	$3,273
Liabilities:
Operating lease	Accrued expenses and other liabilities	$2,678	$3,273

Summary of Cost Components of Operating Leases

The cost components of our operating leases were as follows for the period ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Lease cost
Operating lease cost	$499	$429
Short-term lease cost	304	262
Sublease income	(26)	(49)
Total lease cost	$777	$642

Summary of Maturity of Operating Lease Liabilities

Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2021	$432
2022	420
2023	414
2024	406
2025	308
Thereafter	985
Total lease payments	$2,965
Less: Imputed Interest	287
Present value of lease liabilities	$2,678

Summary of Weighted Average Remaining Lease Terms And Discount Rates For Operating Leases

The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2020:

Weighted-average remaining lease term - operating leases (years)	6.60
Weighted-average discount rate - operating leases	2.85%